35. FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Details
Cash and cash equivalents		$ (137.4)	$ (187.6)	$ (160.4)	$ (104.5)
Financial debt, short-term		80.7	1.5
Financial debt, long-term		520.4	475.2
Net debt		463.7	289.1
Equity attributable to equity holders of the parent		493.7	658.2
Effects from transactions with non-controlling interests		0.8	0.4
Total capital	[1]	494.5	658.6
Total net debt and capital		$ 958.2	$ 947.7
Gearing ratio		48.40%	30.50%

[1]	Includes all capital and reserves that are managed as capital